Segment Reporting - Schedule of Business Interests Into Reportable Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 1,916,414	$ 837,688	$ 3,428,935	$ 1,690,611	$ 3,831,778	$ 2,931,280
Gross Profit	1,163,276	$ 837,688	2,309,958	$ 1,690,611	3,382,729	2,931,280
Segment Assets	3,678,065		3,678,065		2,227,587	$ 617,476
Segment Profit/Loss			183,210
Trxade, Inc.[Member]
Revenue			2,182,668		3,407,822
Gross Profit					3,407,822
Segment Assets	1,401,724		1,401,724		822,412
Segment Profit/Loss			1,166,543		1,371,615
Community Specialty Pharmacy, LLC [Member]
Revenue			892,357		395,418
Gross Profit					(34,971)
Segment Assets	224,863		224,863		112,123
Segment Profit/Loss			(61,628)		(116,588)
Other [Member]
Revenue			353,910		28,538
Gross Profit					9,878
Segment Assets	$ 2,051,478		2,051,478		1,293,052
Segment Profit/Loss			$ (921,705)		$ (1,245,989)